Summary of Significant Plan Provisions	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Summary of Significant Plan Provisions
Note 1
– Summary of
Significant Plan Provisions
The
following
description
of
the
Cal-Maine
Foods,
Inc.
KSOP
(the
“Plan”)
provides
only
general
information.
Participants
should
refer
to the
Plan documents
for
a more
complete
description
of
the Plan’s
provisions.
General
The Plan
covers substantially
all
employees
of Cal-Maine
Foods, Inc.
and
its
subsidiaries
(collectively,
the “Company”).
It is subject to the provisions of the
Employee
Retirement
Income
Security Act
of
1974,
as amended
(“ERISA”).
Eligibility
Each employee,
except leased
employees, collective bargaining
employees, contract employees,
and
employees of
independent
contractors shall become
eligible to participate
in the
Plan on
the first
day
of
the month
following or
coinciding with
the employee
attaining
18 years of age and six months
of service.
The Plan
includes
an auto-enrollment
provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect
not to
participate
in the
Plan.
Contributions
Participants may contribute a portion of pretax annual compensation, as defined by the Plan Document.
Participants
may designate all
or a
portion of their
contributions
as Roth
contributions.
Participants
who
have attained
age
50
before
the
end
of
the
Plan
year
are
eligible to
make
catch-up contributions.
The automatic
deferral percentage
for new
participants is 3
% of
compensation.
A participant
may elect
not to
participate or
to defer a
different
percentage
of their
compensation.
Employee
deferrals will
automatically increase by
one percent (
1
%) on the first
day of each Plan
year,
up to a maximum of 5
%.
Participants may contribute
amounts representing
distributions from
other qualified
defined
benefit
or defined contribution plans (rollovers).
The Company made safe harbor nonelective contributions
equal to
3
% of compensation
during
the years
ended December
31, 2025
and 2024.
These contributions
are initially
invested
in
Cal-Maine Foods, Inc.
common stock.
The Company
can also
make additional
discretionary
nonelective
contributions.
The Company did no
t make an additional
contribution for the
years ended December
31, 2025 or 2024. Contributions
are subject
to certain
Internal
Revenue
Service (“IRS”)
limitations.
Participant
accounts
Each
participant’s
account
is
credited
with
participant
and
Company
contributions
and
an
allocation
of
Plan
earnings/losses, and is
charged with
applicable
withdrawals and
administrative
expenses.
Allocations are based
on
the
participant’s compensation, contributions
or account
balances, as
defined.
The benefit
to which
a participant
is entitled
is the benefit
that can
be provided
from
the participant’s
vested
account.
A participant, alternate payee of
a participant, or beneficiary
of a deceased
participant has
the immediate right
to elect
to diversify
any publicly traded employer securities
held in their Company stock account attributable
to participating
Company contributions and any publicly
traded securities
held in their safe harbor nonelective
contribution
Company
stock
account
and
reinvest
the proceeds
in any
other
investments
available
under
the Plan.
Vesting
Participants are vested immediately
in their contributions
and Company
safe harbor contributions
plus actual earnings
thereon.
Investment
options
Participants may direct the investment of their interest in
the Plan into the investment options offered under
the Plan.
Participants
may
change
their investment
selections
at any
time.
Notes receivable
from
participants
Participants may borrow from their accounts
a minimum of $
1,000
up to a maximum of the lesser
of $
50,000
or
50%
of the
vested interest in their
account
balance.
Note terms range from
one
to
five years
or up to
15 years
if for
the
purchase of a primary residence.
The notes are secured
by the balance
in the participant’s
account and bear
interest
at
a rate determined by
the Plan Administrative Committee equivalent
to that charged by major financial institutions
in
the community.
Principal and
interest is
paid
ratably
through
weekly
or biweekly
payroll
deductions.
Payment
of benefits
Benefits
are generally
payable on termination, retirement, death
or disability.
If the
participant’s
vested balance is
$ 5,000
or less, it will
be automatically distributed. In-service withdrawals
are allowed from all
participant accounts
if
the participant
has attained
age
59½
,
at
any
time
from
a
participant’s rollover
account,
or once
a
year
from a
participant’s
non-safe
harbor Company
stock account and non-elective
deferral Company Stock
Account for participants
with five
or more
years of participation.
In addition,
in-service
withdrawals
are available
to
participants
meeting
certain hardship
requirements.
Distributions from a participant’s Company
stock
account are
made either in
cash or
Company stock,
as elected
by the
participant.
Non-company
stock
accounts
are distributed
in lump
sum or
installments.
Voting
rights of
stock
Each participant
shall have the right
to direct
the committee or trustee as
to the
manner in which
whole and partial
shares of
the Company’s stock allocated
to their accounts as of
the record date are to be voted in each matter brought
before
an annual
or special
shareholders’
meeting.
Termination
of the
Plan
Although
it
has
not
expressed
any
intent
to
do
so,
the
Company
has
the
right
under
the
Plan
to
discontinue its
contributions
at any
time and
to terminate
the Plan
subject
to the
provisions
of
ERISA.